Consolidated statement of changes in equity - EUR (€) € in Millions	Total	Number of ordinary shares outstanding	Share capital	Treasury shares	Other paid in capital	Other reserves	Accumulated deficit
Beginning balance (in shares) at Dec. 31, 2019		184,325,957
Beginning balance at Dec. 31, 2019	€ 2,037		€ 0	€ (370)	€ 4,192	€ 924	€ (2,709)
(Loss) income for the year	(581)						(581)
Other comprehensive income (loss)	577					577
Issuance of ordinary shares (in shares)		5,038,200
Repurchases of ordinary shares (in shares)		(5,038,200)
Issuance of shares upon exercise of stock options and restricted stock units (in shares)		4,802,847
Issuance of shares upon exercise of stock options, restricted stock units, and contingently issuable shares	€ 319			195	124
Issuance of shares upon exercise of, or net settlement of, warrants (in shares)	1,084,043
Issuance of shares upon exercise of, or net settlement of, warrants	€ 267					0
Restricted stock units withheld for employee taxes	(29)					(29)
Share-based compensation	181					181
Income tax impact associated with share-based compensation	34					34
Ending balance (in shares) at Dec. 31, 2020		190,212,847
Ending balance at Dec. 31, 2020	2,805		0	(175)	4,583	1,687	(3,290)
(Loss) income for the year	(34)						(34)
Other comprehensive income (loss)	(919)					(919)
Reclassification of gain on sale of long term investments, net of tax	0					(134)	134
Reclassification of tax effect of gain on sale of long term investments	€ 0					30	(30)
Issuance of ordinary shares (in shares)		2,000,000
Repurchases of ordinary shares (in shares)	(2,458,324)	(2,458,234)
Repurchases of ordinary shares	€ (89)			(89)
Issuance of shares upon exercise of stock options and restricted stock units (in shares)		2,397,198
Issuance of shares upon exercise of stock options, restricted stock units, and contingently issuable shares	167			4	163
Restricted stock units withheld for employee taxes	(54)					(54)
Share-based compensation	222					222
Income tax impact associated with share-based compensation	21					21
Ending balance (in shares) at Dec. 31, 2021		192,151,811
Ending balance at Dec. 31, 2021	2,119		0	(260)	4,746	853	(3,220)
(Loss) income for the year	(430)						(430)
Other comprehensive income (loss)	275					275
Reclassification of gain on sale of long term investments, net of tax	€ 0					(3)	3
Issuance of ordinary shares (in shares)		1,243,901
Repurchases of ordinary shares (in shares)	(1,209,040)	(1,209,040)
Repurchases of ordinary shares	€ (2)			(2)
Issuance of shares upon exercise of stock options and restricted stock units (in shares)		1,106,597
Issuance of shares upon exercise of stock options, restricted stock units, and contingently issuable shares	43			0	43
Restricted stock units withheld for employee taxes	(40)					(40)
Share-based compensation	385					385
Income tax impact associated with share-based compensation	€ 51					51
Ending balance (in shares) at Dec. 31, 2022	193,293,269
Ending balance at Dec. 31, 2022	€ 2,401		€ 0	€ (262)	€ 4,789	€ 1,521	€ (3,647)